Goodwill and Other Intangible Assets	12 Months Ended
Dec. 31, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Other Intangible Assets
Goodwill and Other Intangible Assets

The changes in the carrying amount of goodwill for the years ended December 31, 2013 and 2012 are as follows:

(In thousands)	Generics Segment	Specialty Segment	Total
Balance at December 31, 2011:
Goodwill	$3,196,428	$706,507	$3,902,935
Accumulated impairment losses	—	(385,000)	(385,000)
	3,196,428	321,507	3,517,935
Foreign currency translation	(2,280)	—	(2,280)
	3,194,148	321,507	3,515,655
Balance at December 31, 2012:
Goodwill	3,194,148	706,507	3,900,655
Accumulated impairment losses	—	(385,000)	(385,000)
	3,194,148	321,507	3,515,655
Goodwill acquired (1)	956,359	—	956,359
Transfers (2)	(27,602)	27,602	—
Foreign currency translation	(131,529)	—	(131,529)
	3,991,376	349,109	4,340,485
Balance at December 31, 2013:
Goodwill	3,991,376	734,109	4,725,485
Accumulated impairment losses	—	(385,000)	(385,000)
	$3,991,376	$349,109	$4,340,485
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(1)	See Note 3.

(2)
As a result of the January 1, 2013 reorganization of certain components between the Generics and Specialty segments, the Company was required to reassign a portion of the carrying amount of goodwill to the Specialty segment.

Intangible assets consist of the following components at December 31, 2013 and 2012:

(In thousands)	Weighted Average Life (Years)	Original Cost	Accumulated Amortization	Net Book Value
December 31, 2013
Amortized intangible assets:
Patents and technologies	20	$116,631	$93,761	$22,870
Product rights and licenses	10	3,559,505	2,018,111	1,541,394
Other (1)	8	173,974	59,395	114,579
		3,850,110	2,171,267	1,678,843
In-process research and development		839,045	—	839,045
		$4,689,155	$2,171,267	$2,517,888
December 31, 2012
Amortized intangible assets:
Patents and technologies	20	$116,631	$88,288	$28,343
Product rights and licenses	10	3,459,980	1,749,424	1,710,556
Other (1)	8	111,033	51,384	59,649
		3,687,644	1,889,096	1,798,548
In-process research and development		425,909	—	425,909
		$4,113,553	$1,889,096	$2,224,457
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(1)	Other intangibles consist principally of customer lists and contracts.

Product rights and licenses are primarily comprised of the products marketed at the time of acquisition. These product rights and licenses relate to numerous individual products, the net book value of which, by therapeutic category, is as follows:

(In thousands)	December 31, 2013	December 31, 2012
Allergy	$95,911	$111,386
Anti-infectives	194,220	145,109
Antineoplastic	147,414	51,251
Cardiovascular	235,777	309,062
Central Nervous System	211,205	273,102
Dermatological	79,576	93,644
Endocrine and Metabolic	72,400	80,702
Gastrointestinal	95,184	121,823
Respiratory System	147,448	218,658
Other (1)	262,259	305,819
	$1,541,394	$1,710,556
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(1)	Other consists of numerous therapeutic classes, none of which individually exceeds 5% of total product rights and licenses.

Amortization expense, which is classified primarily within cost of sales in the Consolidated Statements of Operations, for the years ended December 31, 2013, 2012 and 2011 was $363.7 million, $386.4 million and $357.8 million, respectively. Amortization expense is expected to be approximately $386 million, $360 million, $276 million, $231 million and $182 million for the years ended December 31, 2014 through 2018, respectively.

Indefinite-lived intangibles, such as the Company’s IPR&D assets, are tested at least annually for impairment, but they may be tested whenever certain impairment indicators are present. Impairment is determined to exist when the fair value is less than the carrying value of the assets being tested.

The Company performs its annual impairment review of certain IPR&D assets at September 30th. This review of IPR&D assets principally relates to assets acquired as part of the Bioniche Pharma acquisition in September 2010. For the years ended December 31, 2013 and 2012, the Company recorded impairment charges related to the Bioniche Pharma IPR&D assets in the amounts of $18.0 million and $41.6 million, respectively, which were recorded as a component of amortization expense. These impairment charges resulted from the Company’s estimate of the fair value of these assets, which was based upon updated forecasts and commercial development plans, compared with the assigned fair values at the acquisition date. The fair value was determined based upon detailed valuations employing the income approach which utilized Level 3 inputs, as defined in Note 6. The fair value of IPR&D was calculated as the present value of the estimated future net cash flows using a market rate of return. The assumptions inherent in the estimated future cash flows include, among other things, the impact of changes to the development programs, the projected development and regulatory time frames and the current competitive environment. A discount rate of approximately 10% was utilized in each valuation at September 30, 2013 and 2012. Changes to any of the Company’s assumptions may result in a further reduction to the estimated fair value of the IPR&D asset.

During the years ended December 31, 2013 and 2012, approximately $6.5 million and $33.0 million, respectively, was reclassified from acquired IPR&D to product rights and licenses. Also during the year ended December 31, 2012, the Company paid approximately $70.0 million to acquire products rights and licenses, the majority of which relates to two dermatological products acquired from Valeant Pharmaceuticals.